John Hancock Funds II

Supplement dated September 6, 2013 to the Statement of Additional Information dated January 1, 2013, as supplemented

John Hancock Global Real Estate Fund

John Hancock Real Estate Securities Fund

Jerry W. Ehlinger, CFA, no longer serves as a portfolio manager of the Fund. Accordingly, all references to Jerry W. Ehlinger, CFA, as a portfolio manager on the investment management team of the Fund are removed from the Statement of Additional Information (“SAI”).

The following is added to the portfolio manager information presented in Appendix B to the SAI relating to Deutsche Investment Management Americas Inc. (“DIMA”), RREEF America L.L.C. (“RREEF”) regarding the portfolio managers of the Funds.

The following tables reflect information as of July 31, 2013:

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance- Based Fee Accounts
Joseph D. Fisher	None	None	None	None
David W. Zonavetch	None	None	None	None

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Joseph D. Fisher	None	None	None	None
David W. Zonavetch	None	None	None	None

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Joseph D. Fisher	None	None	None	None
David W. Zonavetch	None	None	None	None

Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of July 31, 2013.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.